Segment information	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
21	Segment information

For management purposes, the Group is organized into segments based on their products, services and industry and has the following three reportable segments:

  The Materialise Medical segment, which develops and delivers medical software solutions, medical devices and other related products and services;
  The Materialise Manufacturing segment, which delivers 3D printed products and related services; and
  The Materialise Software segment, which develops and delivers additive manufacturing software solutions and related services.

The measurement principles used by the Group in preparing this segment reporting are also the basis for segment performance assessment and are in conformity with IFRS. The Chief Executive Officer of the Group acts as the chief operating decision maker. As a performance indicator, the chief operating decision maker controls the performance by the Group’s revenue and EBITDA. EBITDA is defined by the Group as net profit plus finance expenses, less financial income plus income taxes, plus depreciation, amortization and impairment.

The following table summarizes the segment reporting for each of the reportable periods ending December 31. Corporate research and development, headquarters’ function, financing and income taxes are managed on a Group basis and are not allocated to operating segments. As management’s controlling instrument is mainly revenue-based, the reporting information does not include assets and liabilities by segment and is as such not available per segment.

in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
For the year ended December 31, 2018
Revenues	37,374	52,252	94,956	184,582	139	184,721
Segment EBITDA	11,536	10,252	10,785	32,573	(10,122)	22,451
Segment EBITDA %	30.9%	19.6%	11.4%	17.6%	−	12.2%
For the year ended December 31, 2017
Revenues	35,770	42,841	63,712	142,323	250	142,573
Segment EBITDA*	13,926	4,400	4,439	22,765	(9,797)	12,968
Segment EBITDA %	38.9%	10.3%	7.0%	16.0%	−	9.1%
For the year ended December 31, 2016
Revenues	30,122	37,910	46,406	114,438	39	114,477
Segment EBITDA	10,130	894	3,848	14,872	(6,391)	8,481
Segment EBITDA %	33.6%	2.4%	8.3%	13.0%	−	7.4%

The segment EBITDA is reconciled with the consolidated net profit (loss) for the year as follows:

	For the year ended December 31,
in 000€	2018	2017*	2016
Segment EBITDA	32,573	22,765	14,872
Depreciation, amortization and impairment	(17,287)	(12,576)	(8,374)
Corporate research and development	(1,913)	(2,017)	(1,673)
Corporate headquarter costs	(10,358)	(9,690)	(8,646)
Other operating income (expense)	2,149	1,910	3,928
Operating (loss) profit	5,164	392	107
Financial expenses	(4,864)	(4,728)	(2,437)
Financial income	3,627	3,210	2,039
Income taxes	(425)	(522)	(1,710)
Share in loss of joint venture	(475)	(469)	(1,018)
Net (loss) profit	3,027	(2,117)	(3,019)

The Group has no customers with individual sales larger than 10% of the total revenue in 2018 (2017: none; 2016: none).

Entity-wide disclosures

We refer to the Note 22.1 for the revenue by geographical area, based on location of the customer. The total revenue realized in the country of domicile (Belgium) in 2018 amounts to K€9,350 (2017: K€8,145; 2016: K€7,534).

The total non-current assets, other than financial instruments, deferred tax assets, by geographical area is as follows:

	As of December 31,
in 000€	2018	2017*	2016

United States of America (USA)	3,953	3,880	4,697
Americas other than USA	62	29	35
Europe (without Belgium)	82,427	81,988	23,984
Belgium	48,873	46,576	34,074
Asia-Pacific	1,039	744	898
Total	136,354	133,217	63,688

The totals of the above table includes goodwill, intangible assets and property, plant & equipment as disclosed in the consolidated statements of financial position.